February 22, 2010

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:	Country Mutual Funds Trust (the “Trust”) File Nos.: 333-68270 and 811-10475

Dear Sir or Madam:

We are attaching for filing, on behalf of the Trust Post-Effective Amendment No. 26 to the Trust’s Registration Statement on Form N-1A (“the Amendment”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 27 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended).

This Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 for the purpose of conforming the Trust’s Prospectus last filed in Post-Effective Amendment No. 24 to the Summary Prospectus Rule as set forth in 17 CFR Parts 230, 232, 239, and 274.

Pursuant to Rule 485(a)(1), the Trust anticipates that this filing shall become effective April 30, 2010.  At or before the effective date, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than April 30, 2010.  The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement.

This Post-Effective Amendment No. 26 pertains to the following series of COUNTRY Mutual Funds Trust: COUNTRY VP Growth Fund and COUNTRY VP Bond Fund.  It is not meant to supersede or replace Post-Effective Amendment No. 25, which pertains to the following series of Country Mutual Funds Trust: COUNTRY Growth Fund and COUNTRY Bond Fund.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5366.

Very truly yours,

/s/ Edward L. Paz

Edward L. Paz, Esq.
for US Bancorp Fund Services, LLC

Enclosures